Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of financial instruments, held by the Group

	Amortized costs	Financial liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Total
	US$’000	US$’000	US$’000	US$’000
31 December 2018
Financial assets
Current
Marketable securities held in trust account	15,196	–	–	15,196
Trade and other receivables	4,670	–	–	4,670
Other current financial assets	629	–	–	629
Cash and cash equivalents	2,604	–	–	2,604
	23,099	–	–	23,099
Non-current
Non-current financial assets	472	–	–	472
Total financial assets	23,571	–	–	23,571

Financial liabilities
Current
Trade and other payables, excluding deferred government grants	–	–	19,579	19,579
Loan from shareholders	–	–	15,188	15,188
Interest-bearing loans and borrowings	–	–	42,147	42,147
	–	–	76,914	76,914
Non-current
Interest-bearing loans and borrowings	–	–	17,216	17,216
Trade and other payables, excluding deferred government grants	–	–	282	282
Total financial liabilities	–	–	94,412	94,412

	Amortized costs	Financial liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Total
	US$’000	US$’000	US$’000	US$’000
30 June 2019
Financial assets
Current
Trade and other receivables	2,420	–	–	2,420
Other current financial assets	564	–	–	564
Cash and cash equivalents	2,509	–	–	2,509
	5,493	–	–	5,493
Non-current
Non-current financial assets	425	–	–	425
Total financial assets	5,918	–	–	5,918

Financial liabilities
Current
Trade and other payables, excluding deferred government grants	–	–	11,932	11,932
Loan from shareholders	–	–	532	532
Interest-bearing loans and borrowings	–	–	30,343	30,343
	–	–	42,807	42,807
Non-current
Interest-bearing loans and borrowings	–	–	16,993	16,993
Trade and other payables, excluding deferred government grants	–	–	275	275
Total financial liabilities	–	–	60,075	60,075

Schedule of fair value measurement hierarchy for liabilities
Level 2	Date of valuation	$’000

Unsecured term loans	31 December 2018	10,765

Unsecured term loans	30 June 2019	7,036

Level 2	Date of valuation	US$’000
Unsecured term loans	31 December 2017	11,041
Unsecured term loans	31 December 2018	10,765

Level 3	Date of valuation	US$’000
Convertible preference shares	31 December 2017	56,854
Convertible preference shares	31 December 2018	—